FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques on Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	$ 33,281	$ 27,179
Financial liabilities	(187,156)	(147,180)
Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	8,145	3,354
Financial liabilities	(3,789)	(2,707)
Level 2 | Accounts payable and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(3,749)	(2,622)
Level 2 | Accounts payable and other | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(3,749)
Level 2 | Redeemable fund units (subsidiary equity obligations)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(40)	(85)
Level 2 | Redeemable fund units (subsidiary equity obligations) | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(40)
Level 2 | Accounts receivable and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	1,737	1,990
Level 2 | Accounts receivable and other | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	1,737
Level 2 | Other financial assets | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	6,408
Level 2 | Fixed income securities and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	851	369
Level 2 | Corporate bonds
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	2,682	632
Level 2 | Common shares and warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	421	229
Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	1,780	795
Financial liabilities	(2,542)	(2,299)
Level 3 | Accounts payable and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(686)	(659)
Level 3 | Accounts payable and other | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(686)
Level 3 | Redeemable fund units (subsidiary equity obligations)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(1,856)	(1,640)
Level 3 | Redeemable fund units (subsidiary equity obligations) | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(1,856)
Level 3 | Accounts receivable and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	219	79
Level 3 | Fixed income securities and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	480	490
Level 3 | Fixed income securities and other | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	480
Level 3 | Corporate bonds
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets		0
Level 3 | Corporate bonds | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	275
Level 3 | Common shares and warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	802	$ 222
Level 3 | Common shares and warrants | Black-Scholes model
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	802
Level 3 | Accounts receivable and other | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	$ 219